Prospectus Supplement

October 3, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated October 3, 2014 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated January 31, 2014

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Limited Duration Portfolio
(collectively, the "Portfolios")

Effective immediately, Matthew Dunning has been added to the teams primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the Prospectus is revised as follows:

With respect to the Core Fixed Income Portfolio and the Core Plus Fixed Income Portfolio, the section of the Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Executive Director	April 2013
Matthew Dunning	Executive Director	October 2014

With respect to the Limited Duration Portfolio, the section of the Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Executive Director	May 2008
Matthew Dunning	Executive Director	October 2014

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio and Limited Duration Portfolio" are hereby deleted and replaced with the following:

Each Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of each Portfolio are Neil Stone, Joseph Mehlman and Matthew Dunning.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Prior to March 2010, he worked in various trading and portfolio management roles for the Adviser.

***

Morgan Stanley Investment Management Inc., the Fund's investment adviser, has agreed to reduce the Fund's total expense ratio caps with respect to each share class of the Core Plus Fixed Income Portfolio. As a result, effective immediately, the following changes to the Prospectus are necessary:

With respect to the Core Plus Fixed Income Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee	0.375%	0.375%	0.375%
Distribution and/or Service (12b-1) Fee	None	0.25%	0.50%
Other Expenses	0.35%	0.35%	0.39%
Total Annual Portfolio Operating Expenses*	0.73%	0.98%	1.27%
Fee Waiver and/or Expense Reimbursement*	0.21%	0.11%	0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.52%	0.87%	1.12%

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$53	$167	$291	$653
Class A†	$510	$691	$887	$1,452
Class L	$114	$356	$617	$1,363

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See

"Shareholder Information—How to Redeem Shares—Class A Shares" for further information about the CDSC waiver categories.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.52% for Class I, 0.87% for Class A and 1.12% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFTFISPT-1014
  IFTCOREPLSFXDSUMSPT-1014
  LDTSPT-1014

Statement of Additional Information Supplement

October 3, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated October 3, 2014 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated January 31, 2014

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Limited Duration Portfolio
(collectively, the "Portfolios")

Effective immediately, Matthew Dunning has been added to the teams primarily responsible for the day-to-day management of the Portfolios. As a result, the following information is hereby added to the table under the section of the Statement of Additional Information ("SAI") entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2013 (unless otherwise indicated)" at the end of the section of the table entitled "Core Fixed Income and Core Plus Fixed Income" and at the end of the section of the table entitled "Limited Duration":

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Matthew Dunning*	1	$85.1 million	0	$0	0	$0

*  As of September 30, 2014.

The following information is hereby added to the table under the section of the SAI entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers (at September 30, unless otherwise noted)" at the end of the section of the table entitled "Core Fixed Income", at the end of the section of the table entitled "Core Plus Fixed Income" and at the end of the section of the table entitled "Limited Duration":

Matthew Dunning—None

***

The information in the table under the section of the SAI entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for the Core Plus Fixed Income Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.300% of the portion of the daily net assets exceeding $1 billion	0.52%	0.87%	1.12%

†  Effective September 9, 2013, Class P and Class H shares of each Portfolio were renamed Class A shares.

Please retain this supplement for future reference.